Notes to the Statements of Cash Flows	12 Months Ended
Dec. 31, 2021
Notes To The Statements Of Cash Flows [Abstract]
Notes to the Statements of Cash Flows
29.	Notes to the Statements of Cash Flows

The following table shows the changes in liabilities arising from financing activities as at December 31, 2021 and 2020:

	January 1, 2021	Cash flows	Foreign exchange movement	Others	December 31, 2021

	(in million pesos)
Interest-bearing financial liabilities (Note 21)	222,765	28,538	2,440	(1,186)	252,557
Lease liabilities (Notes 3 and 10)	20,025	(6,547)	—	8,208	21,686
Derivative financial liabilities	536	(25)	—	(296)	215
Accrued interests and other related costs (Note 24)	1,872	(8,922)	—	8,833	1,783
Dividends (Note 20)	1,194	(17,712)	—	18,226	1,708
	246,392	(4,668)	2,440	33,785	277,949

	January 1, 2020	Cash flows	Foreign exchange movement	Others	December 31, 2020

	(in million pesos)
Interest-bearing financial liabilities (Note 21)	192,556	31,979	(1,917)	147	222,765
Lease liabilities (Notes 3 and 10)	16,315	(5,781)	—	9,491	20,025
Derivative financial liabilities	113	(430)	—	853	536
Accrued interests and other related costs (Note 24)	1,531	(8,348)	—	8,689	1,872
Dividends (Note 20)	1,584	(16,721)	—	16,331	1,194
	212,099	699	(1,917)	35,511	246,392

Others include the effect of accretion of long-term borrowings, effect of recognition and accretion of lease liabilities, effect of accrued but not yet paid interest on interest-bearing loans and borrowings and accrual of dividends that were not yet paid at the end of the period.

Non-cash Investing Activities

The following table shows our significant non-cash investing activities and corresponding transaction amounts as at December 31, 2021 and 2020:

	2021	2020
	(in million pesos)
Acquisition of property and equipment on account	23,522	9,992
Additions to ROU assets (Note 10)	7,314	9,335
Capitalization to property and equipment of:
Inventories	5,989	3,934
Borrowing costs (Notes 5 and 9)	1,582	1,597
Foreign exchange differences – net (Note 9)	29	—
Fair value adjustments of property and equipment	—	18
	38,436	24,876

Non-cash Financing Activities

The following table shows our significant non-cash financing activities and corresponding transaction amounts as at December 31, 2021 and 2020:

	2021	2020
	(in million pesos)
Additions to lease liabilities (Note 10)	7,314	11,122